Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
CASH FLOW FROM OPERATING ACTIVIITES
Net loss	$ (4,612,913)	$ (23,568,649)	$ (149,005,049)		$ (658,663)
Adjustments to reconcile net loss to net cash used in operating activities
Provision for (recovery of) credit losses	7,766		(17,965)		77,690
Gain on lease termination	(100,076)
Goodwill impairment		15,669,287	20,364,001
Gain on forgiveness of note payable			(91,803)
Gain on forgiveness of the Paycheck Protection Program loan					(812,305)
Depreciation and amortization	684,151	368,556	929,454	[1]	325,382	[1]
Forgiveness of debt		(91,804)
Stock-based compensation		5,588,207	5,590,486
Change in fair value of derivative liability and derivative expense	(17,500)	(9,652)	(41,670)
Amortization of discounts and convertible options on debt	532,991	80,281	403,328		6,663
Loss on extinguishment of convertible notes			116,591,322
Loss on sale of property and equipment					168,208
Changes in assets and liabilities
Accounts receivable	263,478	1,293	(65,743)		(181,549)
Subscription receivable		200,000	200,000
Prepaid expenses and other current assets	108,806	(47,583)	(102,429)		(40,374)
Other receivables	1,711	(10,522)	(6,110)		424,775
Inventory	(359,930)	(39,042)	(80,106)
Other assets	150,000		(157,417)
Right-of-use asset	196,877	111,711	23,339		82,258
Accounts payable, accrued expenses and deferred taxes	2,417,877	919,472	2,370,309		363,010
Customer deposits	385,898	1,000	(84,873)
Accrued payroll and payroll taxes	68,437	120,935	72,266		17,944
Finance lease liability	(2,304)
Operating lease liability	(169,599)	(58,980)	60,029		(85,303)
Net cash used in operating activities	(444,330)	(765,490)	(3,248,631)		(312,264)
CASH FLOWS FROM INVESTING ACTIVITES
Net cash received in reverse acquisition	(4,652,500)	69,104	69,104
Proceeds from disposal of property and equipment			97,319		371,819
Acquisition of fixed assets	(918,345)	(173,626)	(657,445)		(3,349,628)
Net cash used in investing activities	(5,570,845)	(104,522)	(491,022)		(2,977,809)
CASH FLOWS FROM FINANCING ACTIVITES
Proceeds from issuance of warrants	650,001		267,000
Loan origination fees	(6,000)				(99,950)
Proceeds from Series B Offering	4,222,000
Offering fees on issuance of warrants			33,000
Series B Offering Costs	(290,390)
Proceeds from convertible notes	150,000	980,000	2,595,000
Repayment of convertible notes		(62,003)	(114,010)
Proceeds from notes payable – related parties	50,000	300,000	1,293,419
Proceeds from notes payable	1,431,115		870,993		4,398,833
Repayments of notes payable	(905,570)	(791,290)	(1,843,871)		(1,015,739)
Proceeds from convertible notes – related parties	775,167	653,470	675,000
Repayment of notes payable – related parties	(107,939)		(159,950)
Net cash provided by financing activities	5,968,384	1,080,177	3,816,581		3,283,144
NET INCREASE (DECREASE) IN CASH	(46,791)	210,165	76,928		(6,929)
CASH - BEGINNING OF YEAR	103,578	26,650	26,650		33,579
CASH - END OF YEAR	56,787	236,815	103,578		26,650
CASH PAID DURING THE YEAR FOR:
Interest expense	334,633	227,590	578,396		219,404
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Subscription receivable in exchange for equity	1,026				200,000
Series A Preferred shares issued related to Guarantee agreement	3,010,000
Termination of lease	1,129,065
Remeasurement of Series B Preferred Shares to redemption value	1,375,467
Non-cash transactions related to reverse acquisition		27,162,222	27,162,222
Settlement of note payable		$ 170,000	170,000
Member contributions in exchange for loans payable					4,505,646
Member contributions in exchange for intangible asset purchase					$ 517,500

[1]	Depreciation expense of $